SHARE-BASED COMPENSATION - Plans and Grants (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2018 CNY (¥) ¥ / shares shares	May 31, 2016 $ / shares shares	May 31, 2016 ¥ / shares shares	Dec. 31, 2018 ¥ / shares shares	Dec. 31, 2017 ¥ / shares shares	Dec. 31, 2016 ¥ / shares shares	Aug. 31, 2016 shares	Jul. 31, 2014 shares
SHARE-BASED COMPENSATION
Share options granted (in shares)					500,000	333,334	11,551,507
Exercise price (in USD or CNY per share) | ¥ / shares					¥ 5.0	¥ 5.2	¥ 5.2
The 2014 Plan
SHARE-BASED COMPENSATION
Total number shares which may be issued									29,240,000
The 2014 Plan | A Consultant granted 500,000 options
SHARE-BASED COMPENSATION
Share options granted (in shares)	500,000	500,000
Exercise price (in USD or CNY per share) | (per share)	$ 0.7792	¥ 5.0
Contractual term	5 years	5 years
Fair value of options granted and vested	$ 2,429	¥ 16,073
The 2014 Plan | Employees, officers and directors | Share options
SHARE-BASED COMPENSATION
Share options granted (in shares)			11,084,840	11,084,840
Exercise price (in USD or CNY per share) | (per share)			$ 0.7792	¥ 5.0328
Contractual term			5 years	5 years
The 2016 Plan
SHARE-BASED COMPENSATION
Total number shares which may be issued								56,707,560